Property, Plant and Equipment - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Assets in Process
Disclosure Of Property Plant And Equipment [Line Items]
Additions	$ 575,909	$ 201,509
Expansion Or Growing Operations | BC Tweed
Disclosure Of Property Plant And Equipment [Line Items]
Additions		71,155
Expansion Or Growing Operations | Tweed Inc.
Disclosure Of Property Plant And Equipment [Line Items]
Additions		64,813
Expansion Or Growing Operations | Tweed Farms Inc.
Disclosure Of Property Plant And Equipment [Line Items]
Additions		43,847
Ongoing Projects
Disclosure Of Property Plant And Equipment [Line Items]
Additions		$ 21,694